Fair Value - Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value measurement of assets [line items]
Beginning balance	¥ 631,777
Ending balance	923,840	¥ 631,777
Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	62,204
Ending balance	173,302	62,204
Measured at fair value on a recurring basis [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	341,222
Ending balance	531,640	341,222
Measured at fair value on a recurring basis [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	104,732
Ending balance	120,193	104,732
Measured at fair value on a recurring basis [member] | Level 3 [member] | Derivatives [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance
Profit or loss	4,665
Purchases
Sales
Exchange differences on translating foreign operations	164
Ending balance	4,829
Unrealized gains or losses included in profit or loss on assets	4,665
Measured at fair value on a recurring basis [member] | Level 3 [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	5,224	5,439
Profit or loss	(43)	(28)
Other comprehensive income
Purchases
Sales
Exchange differences on translating foreign operations	133	(187)
Ending balance	5,314	5,224
Unrealized gains or losses included in profit or loss on assets	(43)	(28)
Measured at fair value on a recurring basis [member] | Level 3 [member] | Equity securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	99,508	98,156
Profit or loss
Other comprehensive income	3,748	(3,584)
Purchases	7,701	5,222
Sales	(1,243)	(40)
Exchange differences on translating foreign operations	336	(246)
Ending balance	110,050	99,508
Unrealized gains or losses included in profit or loss on assets